Note 40 - Fee and commission income and expenses	12 Months Ended
Dec. 31, 2020
Fee And Commission Income Expenses
Fee and commission income and expenses

40. Fee and commission income and expense

The breakdown of the balance under these headings in the accompanying consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	2020	2019	2018
Bills receivables	27	39	39
Demand accounts	322	301	249
Credit and debit cards and ATMs	2.089	2.862	2.690
Checks	136	198	188
Transfers and other payment orders	555	623	595
Insurance product commissions	159	158	169
Loan commitments given	185	187	183
Other commitments and financial guarantees given	349	377	374
Asset management	1.100	1.026	986
Securities fees	367	294	301
Custody securities	135	123	123
Other fees and commissions	556	599	564
Total	5.980	6.786	6.462

The breakdown of fee and commission expense under these heading in the accompanying consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	2020	2019	2018
Demand accounts	5	6	11
Credit and debit cards	1.130	1.566	1.403
Transfers and other payment orders	97	81	36
Commissions for selling insurance	54	54	48
Custody securities	52	30	29
Other fees and commissions	519	548	531
Total	1.857	2.284	2.059